UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Enhanced S&P 500 Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                      45,200     The Boeing Company                                     $       2,333,224
                                                 6,500     General Dynamics Corporation                                     663,650
                                                 1,900     Goodrich Corporation                                              59,584
                                                30,900     Honeywell International Inc.                                   1,108,074
                                                10,000   + InVision Technologies, Inc.                                      449,900
                                                17,600     Lockheed Martin Corporation                                      981,728
                                                11,800     Northrop Grumman Corporation                                     629,294
                                                14,500     Raytheon Company                                                 550,710
                                                 6,200     Rockwell Collins, Inc.                                           230,268
                                                27,800     United Technologies Corporation                                2,595,964
                                                                                                                  ------------------
                                                                                                                          9,602,396
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                  11,200     FedEx Corp.                                                      959,728
                                                 2,100     Ryder System, Inc.                                                98,784
                                                37,900     United Parcel Service, Inc. (Class B)                          2,877,368
                                                                                                                  ------------------
                                                                                                                          3,935,880
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                  2,200   + Delta Air Lines, Inc.                                              7,238
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%                           2,900     Cooper Tire & Rubber Company                                      58,493
                                                 5,200     Dana Corporation                                                  91,988
                                                14,300     Delphi Corporation                                               132,847
                                                47,200   + The Goodyear Tire & Rubber Company                               506,928
                                                 5,600     Johnson Controls, Inc.                                           318,136
                                                                                                                  ------------------
                                                                                                                          1,108,392
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                             109,500     Ford Motor Company                                             1,538,475
                                                13,100     Harley-Davidson, Inc.                                            778,664
                                                                                                                  ------------------
                                                                                                                          2,317,139
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                28,800     Anheuser-Busch Companies, Inc.                                 1,438,560
                                                 3,700     Brown-Forman Corporation (Class B)                               169,460
                                                91,300     The Coca-Cola Company                                          3,656,565
                                                15,200     Coca-Cola Enterprises Inc.                                       287,280
                                                 6,300     The Pepsi Bottling Group, Inc.                                   171,045
                                                63,410     PepsiCo, Inc.                                                  3,084,897
                                                                                                                  ------------------
                                                                                                                          8,807,807
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.5%                            47,480   + Amgen Inc.                                                     2,691,166
                                                13,110   + Biogen Idec Inc.                                                 801,939
                                                 5,600   + Chiron Corporation                                               247,520
                                                16,873   + Genzyme Corporation                                              918,060
                                                29,468   + Gilead Sciences, Inc.                                          1,101,514
                                                 6,700   + MedImmune, Inc.                                                  158,790
                                                                                                                  ------------------
                                                                                                                          5,918,989
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.4%                         8,300   + American Standard Companies, Inc.                      $         322,953
                                                30,900     Masco Corporation                                              1,066,977
                                                                                                                  ------------------
                                                                                                                          1,389,930
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.3%                          26,400     The Bank of New York Company, Inc.                               770,088
                                                 7,800     The Bear Stearns Companies Inc.                                  750,126
                                                85,700     The Charles Schwab Corporation                                   787,583
                                                53,800   + E*TRADE Financial Corp.                                          614,396
                                                 2,600     Federated Investors, Inc. (Class B)                               73,944
                                                 9,800     Franklin Resources, Inc.                                         546,448
                                                11,100     The Goldman Sachs Group, Inc.                                  1,034,964
                                                24,100     Janus Capital Group Inc.                                         328,001
                                                14,749     Lehman Brothers Holdings, Inc.                                 1,175,790
                                                 1,900     Merrill Lynch & Co., Inc.(a)                                      94,468
                                                47,700     Morgan Stanley                                                 2,351,610
                                                 5,300     T. Rowe Price Group Inc.                                         269,982
                                                     3     UBS AG (Registered)                                                  211
                                                                                                                  ------------------
                                                                                                                          8,797,611
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                 7,600     Air Products and Chemicals, Inc.                                 413,288
                                                33,894     The Dow Chemical Company                                       1,531,331
                                                36,500     E.I. du Pont de Nemours and Company                            1,562,200
                                                 1,700     Eastman Chemical Company                                          80,835
                                                 6,500     Ecolab Inc.                                                      204,360
                                                 2,900   + Hercules Incorporated                                             41,325
                                                 3,200     International Flavors & Fragrances  Inc.                         122,240
                                                11,600     Monsanto Company                                                 422,472
                                                 9,900     Praxair, Inc.                                                    423,126
                                                 6,100     Rohm and Haas Company                                            262,117
                                                                                                                  ------------------
                                                                                                                          5,063,294
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.3%                         11,700     AmSouth Bancorporation                                           285,480
                                                18,625     BB&T Corporation                                                 739,226
                                               155,122     Bank of America Corporation                                    6,721,436
                                                19,100     Comerica Incorporated                                          1,133,585
                                                19,834     Fifth Third Bancorp                                              976,229
                                                 3,200     First Horizon National Corporation                               138,752
                                                 8,992     Gold Banc Corporation                                            121,302

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                   100     Hibernia Corporation (Class A)                         $           2,641
(concluded)                                     18,700     Huntington Bancshares Incorporated                               465,817
                                                14,700     KeyCorp                                                          464,520
                                                12,400     M&T Bank Corporation                                           1,186,680
                                                 7,000     Marshall & Ilsley Corporation                                    282,100
                                                22,800     National City Corporation                                        880,536
                                                 7,595     PNC Bank Corp.                                                   410,890
                                                14,495     Regions Financial Corporation                                    479,205
                                                 5,833     Riggs National Corporation                                       129,493
                                                21,747     SouthTrust Corporation                                           905,980
                                                 9,400     SunTrust Banks, Inc.                                             661,854
                                                 7,700     Synovus Financial Corp.                                          201,355
                                                98,754     U.S. Bancorp                                                   2,853,991
                                                40,434     Wachovia Corporation                                           1,898,376
                                                63,555     Wells Fargo & Company                                          3,789,785
                                                 2,200     Zions Bancorporation                                             134,288
                                                                                                                  ------------------
                                                                                                                         24,863,521
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.1%           55,500   + Allied Waste Industries, Inc.                                    491,175
                                                 2,500     Avery Dennison Corporation                                       164,450
                                                65,800     Cendant Corporation                                            1,421,280
                                                 5,500     Cintas Corporation                                               231,220
                                                 3,300     Deluxe Corporation                                               135,366
                                                 5,300     Equifax Inc.                                                     139,708
                                                 4,500     H&R Block, Inc.                                                  222,390
                                                10,600     Pitney Bowes Inc.                                                467,460
                                                10,191     R.R. Donnelley & Sons Company                                    319,182
                                                 5,200     Robert Half International Inc.                                   134,004
                                                19,000     Waste Management, Inc.                                           519,460
                                                                                                                  ------------------
                                                                                                                          4,245,695
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%                 17,300   + ADC Telecommunications, Inc.                                      31,313
                                                 7,310   + Advanced Fibre Communications, Inc.                              116,229
                                                51,100   + CIENA Corporation                                                101,178
                                               258,300   + Cisco Systems, Inc.                                            4,675,230
                                                 7,600   + Comverse Technology, Inc.                                        143,108
                                                48,100   + Corning Incorporated                                             532,948
                                                42,500   + JDS Uniphase Corporation                                         143,225
                                               146,200   + Lucent Technologies Inc.                                         463,454
                                                87,803     Motorola, Inc.                                                 1,583,966
                                                 7,000   + NetSolve, Incorporated                                            75,810
                                                41,400     QUALCOMM Incorporated                                          1,616,256
                                                 6,400     Scientific-Atlanta, Inc.                                         165,888
                                                 9,616   + Tellabs, Inc.                                                     88,371
                                                                                                                  ------------------
                                                                                                                          9,736,976
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.7%                  26,500   + Apple Computer, Inc.                                   $       1,026,875
                                                94,300   + Dell Inc.                                                      3,357,080
                                                87,308   + EMC Corporation                                                1,007,534
                                                 7,100   + Gateway Inc.                                                      35,145
                                               143,110     Hewlett-Packard Company                                        2,683,313
                                                63,600     International Business Machines Corporation                    5,453,064
                                                 4,100   + Lexmark International, Inc. (Class A)                            344,441
                                                 3,300   + NCR Corporation                                                  163,647
                                                10,900   + Network Appliance, Inc.                                          250,700
                                               112,400   + Sun Microsystems, Inc.                                           454,096
                                                                                                                  ------------------
                                                                                                                         14,775,895
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                    2,900     Vulcan Materials Company                                         147,755
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                         47,000     American Express Company (d)                                   2,418,620
                                                 8,300     Capital One Financial Corporation                                613,370
                                                45,400     MBNA Corporation                                               1,144,080
                                                 7,000   + Providian Financial Corporation                                  108,780
                                                                                                                  ------------------
                                                                                                                          4,284,850
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                    6,800     Ball Corporation                                                 254,524
                                                 2,800     Bemis Company, Inc.                                               74,424
                                                 5,800   + Pactiv Corporation                                               134,850
                                                 2,200     Temple-Inland, Inc.                                              147,730
                                                                                                                  ------------------
                                                                                                                            611,528
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                              5,300     Genuine Parts Company                                            203,414
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.7%          198,313     Citigroup Inc.                                                 8,749,570
                                               135,263     J.P. Morgan Chase & Co.                                        5,373,999
                                                 4,400     Moody's Corporation                                              322,300
                                                11,400     The Principal Financial Group, Inc.                              410,058
                                                                                                                  ------------------
                                                                                                                         14,855,927
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   12,900     ALLTEL Corporation                                               708,339
Services - 3.0%                                 25,300     AT&T Corporation                                                 362,296
                                                69,200     BellSouth Corporation                                          1,876,704
                                                22,900     CenturyTel, Inc.                                                 784,096
                                                 7,500     Citizens Communications Company                                  100,425
                                               124,200     SBC Communications Inc.                                        3,222,990
                                                 1,250     Sprint Corporation                                                25,162
                                               125,900     Verizon Communications                                         4,957,942
                                                                                                                  ------------------
                                                                                                                         12,037,954
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%                        4,300     Allegheny Energy, Inc.                                 $          68,628
                                                 7,300     Ameren Corporation                                               336,895
                                                12,000     American Electric Power Company, Inc.                            383,520
                                                 2,000   + CMS Energy Corporation                                            19,040
                                                65,800     CenterPoint Energy, Inc.                                         681,688
                                                 4,200     Cinergy Corp.                                                    166,320
                                                 6,700     Consolidated Edison, Inc.                                        281,668
                                                 4,300     DTE Energy Company                                               181,417
                                                36,000     Edison International                                             954,360
                                                 9,800     Entergy Corporation                                              593,978
                                                23,524     Exelon Corporation                                               863,096
                                                 7,900     FPL Group, Inc.                                                  539,728
                                                30,564     FirstEnergy Corp.                                              1,255,569
                                                18,400   + PG&E Corporation                                                 559,360
                                                 3,900     PPL Corporation                                                  184,002
                                                 3,200     Pinnacle West Capital Corporation                                132,800
                                                29,200     The Southern Company                                             875,416
                                                 7,605     UniSource Energy Corporation                                     185,182
                                                   100     Wisconsin Energy Corporation                                       3,190
                                                                                                                  ------------------
                                                                                                                          8,265,857
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                      4,500     American Power Conversion Corporation                             78,255
                                                 2,600     Cooper Industries, Ltd. (Class A)                                153,400
                                                14,500     Emerson Electric Company                                         897,405
                                                 4,800     Rockwell Automation, Inc.                                        185,760
                                                                                                                  ------------------
                                                                                                                          1,314,820
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.4%       17,200   + Agilent Technologies, Inc.                                       371,004
                                                   162     Computer Access Technology Corporation                               961
                                                 5,000     PerkinElmer, Inc.                                                 86,100
                                                85,600   + Sanmina - SCI Corporation                                        603,480
                                                 5,400     Symbol Technologies, Inc.                                         68,256
                                                 2,200     Tektronix, Inc.                                                   73,150
                                                 5,500   + Thermo Electron Corporation                                      148,610
                                                 2,900   + Waters Corporation                                               127,890
                                                                                                                  ------------------
                                                                                                                          1,479,451
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 0.9%                4,200     BJ Services Company                                              220,122
                                                10,400     Baker Hughes Incorporated                                        454,688
                                                14,000     Halliburton Company                                              471,660
                                                21,200     Schlumberger Limited                                           1,426,972
                                                32,000   + Transocean Inc.                                                1,144,960
                                                                                                                  ------------------
                                                                                                                          3,718,402
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.5%                 17,100     Albertson's, Inc.                                      $         409,203
                                                24,800     CVS Corporation                                                1,044,824
                                                33,900     Costco Wholesale Corporation                                   1,408,884
                                                13,900     SUPERVALU Inc.                                                   382,945
                                                21,100     SYSCO Corporation                                                631,312
                                               166,600     Wal-Mart Stores, Inc.                                          8,863,120
                                                36,800     Walgreen Co.                                                   1,318,544
                                                                                                                  ------------------
                                                                                                                         14,058,832
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.6%                            29,200     Archer-Daniels-Midland Company                                   495,816
                                                11,700     Campbell Soup Company                                            307,593
                                                22,700     ConAgra Foods, Inc.                                              583,617
                                                12,300     General Mills, Inc.                                              552,270
                                                10,500     H.J. Heinz Company                                               378,210
                                                24,000     Hershey Foods Corporation                                      1,121,040
                                                33,900     Kellogg Company                                                1,446,174
                                                 3,600     McCormick & Company Incorporated                                 123,624
                                                29,100     Sara Lee Corporation                                             665,226
                                                   100     Tyson Foods, Inc. (Class A)                                        1,602
                                                 7,400     Wm. Wrigley Jr. Company                                          468,494
                                                                                                                  ------------------
                                                                                                                          6,143,666
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                             3,800     KeySpan Corporation                                              148,960
                                                 3,497   + NUI Corporation                                                   46,650
                                                    15     NiSource Inc.                                                        315
                                                                                                                  ------------------
                                                                                                                            195,925
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.4%         11,800     Applera Corporation-Applied Biosystems Group                     222,666
                                                 2,100     Bausch & Lomb Incorporated                                       139,545
                                                21,000     Baxter International Inc.                                        675,360
                                                19,300     Becton, Dickinson and Company                                    997,810
                                                 9,800     Biomet, Inc.                                                     459,424
                                                30,900   + Boston Scientific Corporation                                  1,227,657
                                                 6,400     C.R. Bard, Inc.                                                  362,432
                                                 4,457   + Endocardial Solutions, Inc.                                       51,567
                                                11,000     Guidant Corporation                                              726,440
                                                44,700     Medtronic, Inc.                                                2,319,930
                                                 1,200   + Millipore Corporation                                             57,420
                                                 5,600   + St. Jude Medical, Inc.                                           421,512
                                                26,600     Stryker Corporation                                            1,278,928
                                                 8,500   + Zimmer Holdings, Inc.                                            671,840
                                                                                                                  ------------------
                                                                                                                          9,612,531
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.3%         11,400     Aetna Inc. (New Shares)                                $       1,139,202
                                                14,700     AmerisourceBergen Corporation                                    789,537
                                                14,000     CIGNA Corporation                                                974,820
                                                26,555     Cardinal Health, Inc.                                          1,162,312
                                                18,109   + Caremark Rx, Inc.                                                580,756
                                                 3,600   + Express Scripts, Inc.                                            235,224
                                                 1,800     HCA Inc.                                                          68,670
                                                28,200   + Humana Inc.                                                      563,436
                                                 8,093     IMS Health Incorporated                                          193,585
                                                 2,300     Manor Care, Inc.                                                  68,908
                                                 9,900     McKesson HBOC, Inc.                                              253,935
                                                 8,114   + Medco Health Solutions, Inc.                                     250,723
                                                 2,900     Quest Diagnostics Incorporated                                   255,838
                                                16,500   + Tenet Healthcare Corporation                                     178,035
                                                26,156     UnitedHealth Group Incorporated                                1,928,743
                                                 5,200   + WellPoint Health Networks Inc.                                   546,468
                                                                                                                  ------------------
                                                                                                                          9,190,192
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.8%               100   + Brinker International, Inc.                                        3,115
                                                 7,050   + Caesars Entertainment, Inc                                       117,735
                                                40,027     Carnival Corporation                                           1,892,877
                                                 4,300     Darden Restaurants, Inc.                                         100,276
                                                   980     Harrah's Entertainment, Inc.                                      51,920
                                                12,600     Hilton Hotels Corporation                                        237,384
                                                11,400     International Game Technology                                    409,830
                                                 6,800     Mandalay Resort Group                                            466,820
                                                23,000     Marriott International, Inc. (Class A)                         1,195,080
                                                44,700     McDonald's Corporation                                         1,252,941
                                                 5,921   + Orbitz, Inc. (Class A)                                           161,051
                                                13,400   + Starbucks Corporation                                            609,164
                                                 5,900     Starwood Hotels & Resorts Worldwide, Inc.                        273,878
                                                 2,600     Wendy's International, Inc.                                       87,360
                                                 9,900     YUM! Brands, Inc.                                                402,534
                                                                                                                  ------------------
                                                                                                                          7,261,965
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                        8,500     The Black & Decker Corporation                                   658,240
                                                10,800     Centex Corporation                                               544,968
                                                 5,600     Fortune Brands, Inc.                                             414,904
                                                   800     KB HOME                                                           67,592
                                                 5,000     Leggett & Platt, Incorporated                                    140,500
                                                 3,600     Pulte Corporation                                                220,932
                                                 1,500     Snap-On Incorporated                                              41,340
                                                 3,200     The Stanley Works                                                136,096
                                                                                                                  ------------------
                                                                                                                          2,224,572
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                        6,200     The Clorox Company                                     $         330,460
                                                18,100     Colgate-Palmolive Company                                        817,758
                                                19,200     Kimberly-Clark Corporation                                     1,240,128
                                               112,300     The Procter & Gamble Company                                   6,077,676
                                                                                                                  ------------------
                                                                                                                          8,466,022
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                              20,600     Automatic Data Processing, Inc.                                  851,192
                                                     6   + Cognizant Technology Solutions Corporation                           183
                                                18,500   + Computer Sciences Corporation                                    871,350
                                                 5,000   + Convergys Corporation                                             67,150
                                                16,400     Electronic Data Systems Corporation                              317,996
                                                33,755     First Data Corporation                                         1,468,343
                                                 8,950   + Fiserv, Inc.                                                     311,997
                                                11,900     Paychex, Inc.                                                    358,785
                                                 2,500     Sabre Holdings Corporation (Class A)                              61,325
                                                32,500   + Sungard Data Systems Inc.                                        772,525
                                                                                                                  ------------------
                                                                                                                          5,080,846
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.9%                 28,900     3M Co.                                                         2,311,133
                                               431,500     General Electric Company                                      14,489,770
                                                10,200     Textron, Inc.                                                    655,554
                                                67,142     Tyco International Ltd.                                        2,058,574
                                                                                                                  ------------------
                                                                                                                         19,515,031
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                                26,700     ACE Limited                                                    1,069,602
                                                20,800     AFLAC Incorporated                                               815,568
                                                39,600     The Allstate Corporation                                       1,900,404
                                                 4,200     Ambac Financial Group, Inc.                                      335,790
                                                99,375     American International Group, Inc.                             6,756,506
                                                   435   + American Medical Security Group, Inc.                             13,916
                                                 5,800     The Chubb Corporation                                            407,624
                                                12,745     Cincinnati Financial Corporation                                 525,349
                                                 9,700     The Hartford Financial Services Group, Inc.                      600,721
                                                 4,300     Jefferson - Pilot Corporation                                    213,538
                                                 5,400     Lincoln National Corporation                                     253,800
                                                 5,600     Loews Corporation                                                327,600
                                                    42     Manulife Financial Corporation                                     1,839
                                                18,100     MBIA, Inc.                                                     1,053,601
                                                10,700     MetLife, Inc.                                                    413,555
                                                11,500     The Progressive Corporation                                      974,625
                                                17,700     Prudential Financial, Inc.                                       832,608
                                                 2,900     SAFECO Corporation                                               132,385

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                           29     The St. Paul Companies, Inc.                           $             959
(concluded)                                      2,900     Torchmark Corporation                                            154,222
                                                46,100     UnumProvident Corporation                                        723,309
                                                 4,600     XL Capital Ltd. (Class A)                                        340,354
                                                                                                                  ------------------
                                                                                                                         17,847,875
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.7%                30,500   + eBay Inc.                                                      2,804,170
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.2%             27,632   + Yahoo! Inc.                                                      937,001
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.4%              3,700     Brunswick Corporation                                            169,312
                                                28,300     Eastman Kodak Company                                            911,826
                                                35,600     Hasbro, Inc.                                                     669,280
                                                                                                                  ------------------
                                                                                                                          1,750,418
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                                13,600     Caterpillar Inc.                                               1,094,120
                                                 1,300     Crane Co.                                                         37,596
                                                 5,000     Cummins Inc.                                                     369,450
                                                23,900     Danaher Corporation                                            1,225,592
                                                 7,900     Deere & Company                                                  509,945
                                                 7,300     Dover Corporation                                                283,751
                                                16,200     Eaton Corporation                                              1,027,242
                                                 2,200     ITT Industries, Inc.                                             175,978
                                                10,500     Illinois Tool Works  Inc.                                        978,285
                                                 5,100     Ingersoll-Rand Company (Class A)                                 346,647
                                                 7,900     PACCAR  Inc.                                                     546,048
                                                 2,700     Parker-Hannifin Corporation                                      158,922
                                                                                                                  ------------------
                                                                                                                          6,753,576
------------------------------------------------------------------------------------------------------------------------------------
Media - 3.6%                                    12,809   + AMC Entertainment Inc.                                           245,164
                                                   100   + Cablevision Systems Corporation (Class A)                          2,028
                                                22,900     Clear Channel Communications, Inc.                               713,793
                                                82,657   + Comcast Corporation (Class A)                                  2,334,234
                                                   500     Dow Jones & Company, Inc.                                         20,305
                                                 9,000     Gannett Co., Inc.                                                753,840
                                                14,400   + Information Holdings Inc.                                        392,112
                                                 1,300     Knight Ridder, Inc.                                               85,085
                                                15,800     The McGraw-Hill Companies, Inc.                                1,259,102
                                                 3,700     Meredith Corporation                                             190,106
                                                 2,800     The New York Times Company (Class A)                             109,480
                                                 6,000     Omnicom Group Inc.                                               438,360
                                               171,125   + Time Warner Inc.                                               2,761,957
                                                26,700     Tribune Company                                                1,098,705
                                                   400     Viacom, Inc. (Class A)                                            13,600
                                                63,406     Viacom, Inc. (Class B)                                         2,127,905
                                                75,400     The Walt Disney Company                                        1,700,270
                                                     1     The Washington Post Company (Class B)                                920
                                                                                                                  ------------------
                                                                                                                         14,246,966
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                          31,100     Alcoa Inc.                                             $       1,044,649
                                                 3,700   + Allegheny Technologies, Inc.                                      67,525
                                                 8,100     Freeport-McMoRan Copper & Gold, Inc. (Class B)                   328,050
                                                14,700     Newmont Mining Corporation                                       669,291
                                                 2,900     Phelps Dodge Corporation                                         266,887
                                                 2,200     Worthington Industries, Inc.                                      46,970
                                                                                                                  ------------------
                                                                                                                          2,423,372
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated                   25,200   + The AES Corporation                                              251,748
Power - 0.6%                                     4,000     Constellation Energy Group                                       159,360
                                                 1,700     Dominion Resources, Inc.                                         110,925
                                                68,800     Duke Energy Corporation                                        1,574,832
                                                13,300   + Dynegy Inc. (Class A)                                             66,367
                                                     1     National Grid Group PLC (ADR)(c)                                      43
                                                11,100     Sempra Energy                                                    401,709
                                                                                                                  ------------------
                                                                                                                          2,564,984
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                          2,500   + Big Lots, Inc.                                                    30,575
                                                 2,900     Dillard's, Inc. (Class A)                                         57,246
                                                10,300     Dollar General Corporation                                       207,545
                                                 5,600     Family Dollar Stores, Inc.                                       151,760
                                                 6,500     Federated Department Stores, Inc.                                295,295
                                                18,800     J.C. Penney Company, Inc.                                        663,264
                                                35,200     The May Department Stores Company                                902,176
                                                 3,700     Nordstrom, Inc.                                                  141,488
                                                32,800     Target Corporation                                             1,484,200
                                                                                                                  ------------------
                                                                                                                          3,933,549
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                       65,100   + Xerox Corporation                                                916,608
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 6.5%                                10,800     Amerada Hess Corporation                                         961,200
                                                   900     Anadarko Petroleum Corporation                                    59,724
                                                12,300     Ashland Inc.                                                     689,784
                                                33,500     Burlington Resources Inc.                                      1,366,800
                                                80,524     ChevronTexaco Corporation                                      4,319,307
                                                25,851     ConocoPhillips                                                 2,141,755
                                                 7,845     Devon Energy Corporation                                         557,073
                                                 4,400     EOG Resources, Inc.                                              289,740
                                               254,500     Exxon Mobil Corporation                                       12,299,985
                                                 5,900     Kerr-McGee Corporation                                           337,775
                                                10,700     Marathon Oil Corporation                                         441,696
                                                13,200     Occidental Petroleum Corporation                                 738,276
                                                   559     Stelmar Shipping Ltd.                                             21,136

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas                                       10,600     Sunoco, Inc.                                           $         784,188
(concluded)                                      7,700     Unocal Corporation                                               331,100
                                                 4,100     Valero Energy Corporation                                        328,861
                                                13,300     The Williams Companies, Inc.                                     160,930
                                                                                                                  ------------------
                                                                                                                         25,829,330
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%                  10,000     Georgia-Pacific Corporation                                      359,500
                                                 4,200     Louisiana-Pacific Corporation                                    108,990
                                                30,879     MeadWestvaco Corporation                                         985,040
                                                10,200     Weyerhaeuser Company                                             678,096
                                                                                                                  ------------------
                                                                                                                          2,131,626
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.7%                        20,000     Avon Products, Inc.                                              873,600
                                                 8,850   + Del Laboratories, Inc.                                           292,050
                                                41,200     The Gillette Company                                           1,719,688
                                                                                                                  ------------------
                                                                                                                          2,885,338
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.5%                          57,900     Abbott Laboratories                                            2,452,644
                                                 3,900     Allergan Inc.                                                    282,945
                                                70,700     Bristol-Myers Squibb Company                                   1,673,469
                                                42,200     Eli Lilly and Company                                          2,534,110
                                                12,800   + Forest Laboratories, Inc.                                        575,744
                                               127,986     Johnson & Johnson                                              7,209,451
                                                 6,100   + King Pharmaceuticals, Inc.                                        72,834
                                                83,502     Merck & Co., Inc.                                              2,755,566
                                               289,040     Pfizer, Inc.                                                   8,844,624
                                                84,600     Schering-Plough Corporation                                    1,612,476
                                                 4,300   + Watson Pharmaceuticals, Inc.                                     126,678
                                                49,200     Wyeth                                                          1,840,080
                                                                                                                  ------------------
                                                                                                                         29,980,621
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%                               2,500     Apartment Investment & Management Company (Class A)               86,950
                                                   100     Archstone-Smith Trust                                              3,164
                                                   100     Duke Realty Corporation                                            3,320
                                                18,200     Equity Office Properties Trust                                   495,950
                                                 9,500     Equity Residential Properties Trust                              294,500
                                                   100     iStar Financial Inc.                                               4,123
                                                 8,138     LNR Property Corp.                                               503,824
                                                 3,900     Plum Creek Timber Company Inc.                                   136,617
                                                 1,853     Price Legacy Corporation                                          35,114
                                                 6,900     ProLogis Trust                                                   243,156
                                                 5,208     The Rouse Company                                                348,311
                                                 6,000     Simon Property Group, Inc.                                       321,780
                                                                                                                  ------------------
                                                                                                                          2,476,809
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                              28,200     Burlington Northern Santa Fe Corporation               $       1,080,342
                                                14,700     CSX Corporation                                                  488,040
                                                15,300     Norfolk Southern Corporation                                     455,022
                                                 9,100     Union Pacific Corporation                                        533,260
                                                                                                                  ------------------
                                                                                                                          2,556,664
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                  17,900   + Altera Corporation                                               350,303
Equipment - 2.8%                                15,300     Analog Devices, Inc.                                             593,334
                                                70,400   + Applied Materials, Inc.                                        1,160,896
                                                29,300   + Applied Micro Circuits Corporation                                91,709
                                                13,300   + Broadcom Corporation (Class A)                                   362,957
                                               232,900     Intel Corporation                                              4,671,974
                                                 4,000   + KLA-Tencor Corporation                                           165,920
                                                31,400   + LSI Logic Corporation                                            135,334
                                                14,200     Linear Technology Corporation                                    514,608
                                                14,497     Maxim Integrated Products, Inc.                                  613,078
                                                29,100   + Micron Technology, Inc.                                          350,073
                                                 6,500   + NVIDIA Corporation                                                94,380
                                                 1,000   + PMC - Sierra, Inc.                                                 8,810
                                                 6,800   + Teradyne, Inc.                                                    91,120
                                                70,700     Texas Instruments Incorporated                                 1,504,496
                                                16,000     Xilinx, Inc.                                                     432,000
                                                                                                                  ------------------
                                                                                                                         11,140,992
------------------------------------------------------------------------------------------------------------------------------------
Software - 4.8%                                  7,800     Adobe Systems Incorporated                                       385,866
                                                 4,400     Autodesk, Inc.                                                   213,972
                                                37,200   + BMC Software, Inc.                                               588,132
                                                32,600   + Citrix Systems, Inc.                                             571,152
                                                40,500   + Computer Associates International, Inc.                        1,065,150
                                               108,200   + Compuware Corporation                                            557,230
                                                10,100   + Electronic Arts Inc.                                             464,499
                                                 6,700   + Intuit Inc.                                                      304,180
                                               423,200     Microsoft Corporation                                         11,701,480
                                                 4,900   + Novell, Inc.                                                      30,919
                                               194,500   + Oracle Corporation                                             2,193,960
                                                 7,000   + Parametric Technology Corporation                                 36,960
                                                11,200   + PeopleSoft, Inc.                                                 222,320
                                                11,000   + Symantec Corporation                                             603,680
                                                     1   + VERITAS Software Corporation                                          18
                                                                                                                  ------------------
                                                                                                                         18,939,518
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.7%                         10,300   + AutoNation, Inc.                                       $         175,924
                                                 2,100   + AutoZone, Inc.                                                   162,225
                                                16,500   + Bed, Bath & Beyond Inc.                                          612,315
                                                11,300     Best Buy Co., Inc.                                               612,912
                                                 5,900     Boise Cascade Corporation                                        196,352
                                                 7,700     Circuit City Stores - Circuit City Group                         118,118
                                                58,100     The Gap, Inc.                                                  1,086,470
                                               102,000     The Home Depot, Inc.                                           3,998,400
                                                14,574     Limited Brands, Inc.                                             324,854
                                                28,500     Lowe's Companies, Inc.                                         1,548,975
                                                10,500   + Office Depot, Inc.                                               157,815
                                                 8,300     RadioShack Corporation                                           237,712
                                                 7,500     The Sherwin-Williams Company                                     329,700
                                                16,200     Staples, Inc.                                                    483,084
                                                15,300     The TJX Companies, Inc.                                          337,212
                                                 8,300   + Toys 'R' Us, Inc.                                                147,242
                                                                                                                  ------------------
                                                                                                                         10,529,310
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%          5,600   + Coach, Inc.                                                      237,552
                                                 4,200     Jones Apparel Group, Inc.                                        150,360
                                                 4,200     Liz Claiborne, Inc.                                              158,424
                                                 8,800     Nike, Inc. (Class B)                                             693,440
                                                 1,400     Reebok International Ltd.                                         51,408
                                                 4,300     V. F. Corporation                                                212,635
                                                                                                                  ------------------
                                                                                                                          1,503,819
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.0%               31,700     Countrywide Financial Corporation                              1,248,663
                                                35,900     Fannie Mae                                                     2,276,060
                                                37,620     Freddie Mac                                                    2,454,329
                                                 4,900     Golden West Financial Corporation                                543,655
                                                 3,625     GreenPoint Financial Corp.                                       167,693
                                                 9,183     Sovereign Bancorp, Inc.                                          200,373
                                                30,991     Washington Mutual, Inc.                                        1,211,128
                                                                                                                  ------------------
                                                                                                                          8,101,901
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%                                  77,100     Altria Group, Inc.                                             3,626,784
                                                11,900     UST Inc.                                                         479,094
                                                                                                                  ------------------
                                                                                                                          4,105,878
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%          3,100     W. W. Grainger, Inc.                                             178,715
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     122,864   + AT&T Wireless Services, Inc.                                   1,815,930
Services - 0.7%                                 40,327   + Nextel Communications, Inc. (Class A)                            961,396
                                                                                                                  ------------------
                                                                                                                          2,777,326
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Common Stocks
                                                           (Cost - $363,783,099) -- 102.3%                              406,556,669
------------------------------------------------------------------------------------------------------------------------------------

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
Industry*                                  Shares Held     Common Stocks                                          (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                     6,000     The News Corporation Limited (Convertible) (ADR)(c)    $         187,980
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 0.3%                                10,716     Amerada Hess Corporation (Convertible)                           855,351
                                                 7,063     Valero Energy Corporation                                        281,637
                                                                                                                  ------------------
                                                                                                                          1,136,988
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Preferred Stocks
                                                           (Cost - $1,178,470) -- 0.3%                                    1,324,968
------------------------------------------------------------------------------------------------------------------------------------

                                           Face Amount     Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%            $   194,000     Tyco International Group SA, 3.125% due 1/15/2023
                                                           (Convertible)                                                    290,515
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Fixed Income Securities
                                                           (Cost - $277,276) -- 0.1%                                        290,515
------------------------------------------------------------------------------------------------------------------------------------

                                            Beneficial
                                              Interest     Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                            18,867,900     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                           Series I (a)                                                  18,867,900
                                             1,417,500     Merrill Lynch Liquidity Series, Money Market
                                                           Series (a)(b)                                                  1,417,500
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Short-Term Securities
                                                            (Cost - $20,285,400) -- 5.1%                                 20,285,400
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $385,524,245) -- 107.8%            428,457,552
------------------------------------------------------------------------------------------------------------------------------------

                                             Number of
                                             Contracts     Put Options Written
------------------------------------------------------------------------------------------------------------------------------------
                                                    50     Allegheny Technologies, Inc., expiring October 2004
                                                           at USD 17.5, Broker Lehman Brothers                               (1,650)
                                                    40     Analog Devices, Inc., expiring October 2004 at USD
                                                           35, Broker Lehman Brothers                                        (1,200)
                                                    20     Apollo Group, Inc. (Class A), expiring October 2004
                                                           at USD 65, Broker Lehman Brothers                                   (800)
                                                    50     Apple Computer, Inc., expiring October 2004 at USD
                                                           32.5, Broker Lehman Brothers                                        (750)
                                                    40     Boston Scientific Corporation, expiring October 2004
                                                           at USD 35, Broker Lehman Brothers                                   (400)
                                                    50     Broadcom Corporation (Class A), expiring October
                                                           2004 at USD 25, Broker Lehman Brothers                            (1,050)
                                                    12     Capital One Financial Corporation, expiring October
                                                           2004 at USD 65, Broker Lehman Brothers                              (180)
                                                     1     Cummins Inc., expiring October 2004 at USD 65,
                                                           Broker Lehman Brothers                                               (20)
                                                    30     eBay Inc., expiring October 2004 at USD 80,
                                                           Broker Lehman Brothers                                              (450)
                                                    40     Eli Lilly and Company, expiring October 2004 at
                                                           USD 55, Broker Lehman Brothers                                    (1,800)

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (continued)

------------------------------------------------------------------------------------------------------------------------------------
                                             Number of                                                                  Value
                                             Contracts     Put Options Written                                    (in U.S. dollars)
------------------------------------------------------------------------------------------------------------------------------------
                                                    40     Forest Laboratories, Inc., expiring October 2004
                                                           at USD 40, Broker Lehman Brothers                      $          (1,000)
                                                    50     Gilead Sciences, Inc., expiring October 2004 at
                                                           USD 32.5, Broker Lehman Brothers                                    (750)
                                                    50     Guidant Corporation, expiring October 2004 at USD
                                                           55, Broker Lehman Brothers                                          (250)
                                                    30     KB HOME, expiring October 2004 at USD 75,
                                                           Broker Lehman Brothers                                              (600)
                                                    40     KLA-Tencor Corporation, expiring October 2004 at
                                                           USD 37.5, Broker Lehman Brothers                                    (500)
                                                    30     Lexmark International, Inc. (Class A), expiring
                                                           October 2004 at USD 75, Broker Lehman Brothers                      (750)
                                                    30     MGIC Investment Corporation, expiring October
                                                           2004 at USD 60, Broker Lehman Brothers                            (1,050)
                                                    50     Nucor Corporation, expiring October 2004 at USD 75,
                                                           Broker Lehman Brothers                                              (500)
                                                    40     Pulte Corporation, expiring October 2004 at USD 55,
                                                           Broker Lehman Brothers                                            (1,200)
                                                    50     QUALCOMM Incorporated, expiring October 2004 at
                                                           USD 35, Broker Lehman Brothers                                      (500)
                                                    40     Reynolds American Inc., expiring October 2004 at
                                                           USD 60, Broker Lehman Brothers                                      (800)
                                                    50     St. Jude Medical, Inc., expiring October 2004 at
                                                           USD 65, Broker Lehman Brothers                                      (500)
                                                    30     Sunoco, Inc., expiring October 2004 at USD 65,
                                                           Broker Lehman Brothers                                              (450)
                                                    30     WellPoint Health Networks Inc., expiring October
                                                           2004 at USD 90, Broker Lehman Brothers                              (450)
                                                    50     Yahoo! Inc., expiring October 2004 at USD 27.5,
                                                           Broker Lehman Brothers                                              (500)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Put Options Written
                                                           (Premiums Received - $(24,696) -- 0.0%                           (18,100)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments, Net of Options Written
                                                           (Cost - $385,499,549**) - 107.8%                             428,439,452

                                                           Liabilities in Excess of Other Assets - (7.8%)               (30,980,449)
                                                                                                                  ------------------
                                                           Net Assets - 100.0%                                    $     397,459,003
                                                                                                                  ==================

                                                  Master Enhanced S&P 500 Series
Schedule of Investments as of September 30, 2004 (concluded)

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series Management. This definition may not apply for the purpose of this report, which may combine such industry sub-classifications for reporting ease.
** The aggregate cost and unrealized apprecaition/depreciation of investments as of September 30, 2004, as computed for federal income tax were as follows:

      Aggregate cost, net of options written                      $ 391,766,421
                                                                  =============
      Gross unrealized appreciation                               $  42,137,080
      Gross unrealized depreciation                                  (5,464,049)
                                                                  -------------
      Net unrealized appreciation                                 $  36,673,031
                                                                  =============

+     Non-income producing security.

      Financial futures contracts purchased as of September 30, 2004 were as follows:

      Number of                   Expiration            Face         Unrealized
      Contracts      Issue           Date               Value       Depreciation
      --------------------------------------------------------------------------
                                   December
         98      S&P 500 Index       2004             $27,448,903   $  (133,853)
      --------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                     Interest/
                                                      Net            Dividend
      Affiliate                                     Activity          Income
      -------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                           (700)    $      1,248

      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                       $ 10,004,409     $    154,907

      Merrill Lynch Liquidity Series, LLC
        Money Market Series                       $    143,552     $      1,466

      Merrill Lynch Premier Institutional Fund        (424,652)    $        216
      -------------------------------------------------------------------------

(b)   Security was purchased with cash proceeds from securities loans.
(c)   American Depositary Receipts (ADR).
(d)   Security, or portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn,
    President
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn
    President
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced S&P 500 Series of Quantitative Master Series Trust

Date: November 19, 2004